Schedule II - Condensed Financial Information of Registrant (Condensed Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Net investment income	$ 2,307,463	$ 2,037,475	$ 2,182,078
Change in fair value of derivatives	(1,138,128)	1,348,735	34,666
Loss on extinguishment of debt	0	0	(2,024)
Other revenue	42,245	16,160	0
Total revenues	1,413,825	3,689,961	2,424,649
Expenses:
Interest expense on notes and loan payable	32,098	25,581	25,552
Interest expense on subordinated debentures issued to subsidiary trusts	5,331	5,324	5,557
Other operating costs and expenses	239,526	241,882	183,636
Income tax expense (benefit)	511,135	149,763	144,501
Net income available to American Equity Investment Life Holding Company stockholders	1,920,219	553,023	671,460
Less: Preferred stock dividends	43,675	43,675	33,515
Net income available to American Equity Investment Life Holding Company common stockholders	1,876,544	509,348	637,945
Parent Company
Revenues:
Net investment income	6,733	114	1,115
Dividends from subsidiary trusts	155	159	167
Dividends from subsidiaries	325,000	250,000	0
Surplus note interest from subsidiary	4,080	4,080	4,080
Change in fair value of derivatives	0	0	62
Loss on extinguishment of debt	0	0	(2,024)
Other revenue	19,153	8,511	346
Total revenues	465,215	389,507	117,974
Expenses:
Interest expense on notes and loan payable	32,098	25,581	25,552
Interest expense on subordinated debentures issued to subsidiary trusts	5,331	5,324	5,557
Other operating costs and expenses	114,792	72,435	46,686
Total benefits and expenses	152,221	103,340	77,795
Income before income taxes and equity in undistributed income of subsidiaries	312,994	286,167	40,179
Income tax expense (benefit)	(1,067)	11,565	13,142
Income before equity in undistributed income of subsidiaries	314,061	274,602	27,037
Equity in undistributed income of subsidiaries	1,606,158	278,421	644,423
Net income available to American Equity Investment Life Holding Company stockholders	1,920,219	553,023	671,460
Less: Preferred stock dividends	43,675	43,675	33,515
Net income available to American Equity Investment Life Holding Company common stockholders	1,876,544	509,348	637,945
Investment Advisory Fees | Parent Company
Revenues:
Investment advisory fees	$ 110,094	$ 126,643	$ 114,228